Average Annual Total Returns - Great-West SecureFoundation Lifetime 2060 Fund	Investor OneYear	Investor SinceInception	Investor InceptionDate	Service OneYear	Service SinceInception	Service InceptionDate	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	13.11%	12.96%	May 01, 2019	13.25%	13.03%	May 01, 2019	20.82%	19.35%	7.51%	7.86%	13.70%	13.33%